Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Liabilities [Abstract]
Other Accured Expenses

	2019	2018
Advances	$500	$-
Board compensation	413	413
Other accrued expenses	168	150
	$1,081	$563